Warrant Liability (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Warrant Liability [Abstract]
Beginning balance, warrant liability	$ 0	$ 2,434,101
Reclassification of warrant liability to equity in 2016		(892,860)
Decrease in Fair Value		(1,541,241)
Ending balance, warrant liability		$ 0